Long-Term Investments - Components (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Long-Term Investments
Available-for-sale investments	¥ 1,086,606		¥ 332,489
Long-term held-to-maturity investments	804,023		738,903
Investments under fair value option	344,663
Equity securities without readily determinable fair value	48,810		42,768	¥ 33,605	¥ 11,969
Total	2,284,102	$ 326,622	¥ 1,114,160
Amortized cost of available-for-sale investments	1,125,198
Unrealized losses of available-for-sale securities	¥ 38,592